CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)		$ (13,884,055)	$ (4,010,344)	$ 8,743,593	$ (13,032,117)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock based compensation		446,395	1,161,760	1,878,611	2,085,988
Amortization of debt issuance costs			300,185	1,026,219	1,082,830
Gain on sale of SRAXmd		(395,106)		(22,108,028)
Gain/loss on valuation of warrant derivatives		4,837,406	(2,710,129)	(8,953,933)	4,134,166
Loss on repricing of equity warrants		341,682
Loss on settlement of debt				3,240,126
Non-cash financing costs					2,068,221
Accretion of debenture discount and warrants			618,069	4,294,346	1,189,396
Write off of non-compete agreement					468,751
Digital currency assets impairment loss				31,861
Provision for bad debts		241,753	(5,426)	(11,611)	(195,172)
Depreciation expense		33,749	20,036	43,999	22,908
Amortization of intangibles		495,178	350,165	723,823	505,712
Changes in operating assets and liabilities:
Accounts receivable		807,000	1,630,258	959,848	4,261,574
Prepaid expenses		(83,480)	(47,061)	(214,968)	(135,834)
Other assets		29,886	(2,672)	(214,042)	(288,349)
Accounts payable and accrued expenses		(1,363,056)	2,140,856	(3,102,439)	(6,535,152)
Net cash used in operating activities		(8,492,648)	(554,303)	(13,662,595)	(4,367,078)
Cash flows from investing activities
Proceeds from sale of SRAXmd		395,106		22,980,824
Purchase of equipment		(52,924)	(20,793)	(81,518)	(121,962)
Purchase of Digital Currency Assets				(63,000)
Internally developed software		(543,617)	(451,168)	(960,988)	(634,914)
Net cash provided by (used in) investing activities		(201,435)	(471,961)	21,875,318	(756,876)
Cash flows from financing activities
Proceeds from the issuance of common stock units		7,228,709			4,020,401
Proceeds from the issuance of common stock in conjunction with warrant exercised		1,146,148	50,001	100,000	1,085,004
Proceeds from secured convertible debentures, net					6,066,406
Repayments of notes payable				(6,545,157)	(3,996,928)
Payment of Financing Warrant					(1,500,000)
Debt issuance costs					(582,392)
Net cash (used in) provided by financing activities		8,374,857	50,001	(6,445,157)	5,092,491
Net increase / (decrease) in cash and cash equivalents		(319,226)	(976,263)	1,767,566	(31,463)
Cash and cash equivalents
Beginning of year		2,784,865	1,017,299	1,017,299	1,048,762
End of year	$ 1,017,299	2,465,639	41,036	2,784,865	1,017,299
Supplemental schedule of cash flow information
Cash paid for interest		100,278	313,791	1,530,479	1,217,716
Cash paid for taxes
Supplemental schedule of noncash financing activities
Recorded right-of-use asset		(466,253)
Recorded lease obligation		466,253
Vesting of common stock award			150,000
Issuance of treasury shares for purposes of loan collateralization		220
Common stock issued for preferred stock conversion and vesting grants				150,000
Issuance of common stock to be issued			869,500	879,500
Shares issued for convertible note conversions				300,000	3,335,000
Repricing of warrants					99,820
Common stock and warrants issued for asset purchase arrangements					617,069
Debt and warrants discount on convertible debentures issuance					5,126,340
Repurchase of series B warrants and accounts payable balances directly paid by debenture holder on behalf of Company					4,113,753
Big Token, Inc. [Member]
Cash flows from operating activities
Net income (loss)	(209,623)	(1,764,648)	(928,216)	(2,044,054)	(209,623)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation expense	442	55,665	9,727
Cryptocurrency impairment		1,772	5,260	35,474	0
Amortization of intangibles				37,903	442
Changes in operating assets and liabilities:
Prepaid expenses		28,130		(65,630)
Other assets		(22,453)
Accounts payable and accrued expenses		135,902	64,604	99,076
Net cash used in operating activities	(209,181)	(1,565,632)	(848,625)	(1,937,231)
Cash flows from investing activities
Cryptocurrency holdings		33,128	(5,000)
Purchase of equipment				(3,647)
Purchase of Digital Currency Assets	(1,877)			(68,497)
Internally developed software	(12,496)	(152,288)	(78,415)	(225,011)	(12,496)
Net cash provided by (used in) investing activities	(14,373)	(119,160)	(83,415)	(297,155)
Cash flows from financing activities
Intercompany advances from parent entity	222,554	1,684,792	932,040	2,234,386
Sale of Shares	1,000
Net cash (used in) provided by financing activities	223,554	1,684,792	932,040	2,234,386
Net increase / (decrease) in cash and cash equivalents
Cash and cash equivalents
Beginning of year
End of year
Supplemental schedule of cash flow information
Cash paid for interest
Cash paid for taxes